United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2013

Date of Reporting Period: Quarter ended 11/30/2012

Item 1. Schedule of Investments

Federated Adjustable Rate Securities Fund
Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount		Value
	Adjustable Rate Mortgages—47.2%
	Federal Home Loan Mortgage Corporation ARM—16.6%
$4,104,296	2.067%, 7/1/2030	$4,228,734
3,447,163	2.130%, 2/1/2035	3,638,091
196,219	2.250%, 4/1/2035	205,648
8,383,581	2.283%, 11/1/2036	8,925,026
36,855	2.298%, 9/1/2020	37,703
4,356,290	2.308%, 5/1/2035	4,589,343
10,088,184	2.372%, 2/1/2035	10,757,484
14,937,253	2.375%, 4/1/2034 - 1/1/2035	15,922,033
14,921,503	2.378%, 1/1/2038	15,894,311
1,811,009	2.384%, 4/1/2034	1,934,460
15,578,484	2.429%, 7/1/2034	16,438,152
5,301,621	2.462%, 8/1/2035	5,621,966
1,442,104	2.480%, 4/1/2036	1,550,712
4,352,520	2.490%, 11/1/2034	4,670,963
4,640,158	2.577%, 7/1/2038	4,957,633
426,893	2.634%, 4/1/2027	432,317
6,379,302	2.682%, 12/1/2034	6,859,740
9,659,887	2.789%, 7/1/2036	10,372,304
4,846,276	2.814%, 5/1/2035	5,203,321
3,265,599	2.848%, 7/1/2036	3,511,538
3,139,754	2.859%, 2/1/2036	3,376,215
8,536,943	2.895%, 10/1/2033	9,088,489
5,271,062	2.918%, 4/1/2037	5,668,036
1,342,336	2.992%, 4/1/2038	1,443,430
7,302,349	3.006%, 7/1/2035	7,767,224
4,232,711	3.376%, 12/1/2039	4,452,312
	TOTAL	157,547,185
	Federal National Mortgage Association ARM—30.4%
6,388,806	1.360%, 3/1/2044	6,497,102
3,157,205	1.410%, 7/1/2042	3,204,197
2,295,996	1.810%, 7/1/2036	2,390,460
1,487,403	2.020%, 5/1/2035	1,560,675
873,074	2.060%, 11/1/2035	910,092
3,484,944	2.120%, 12/1/2034	3,677,951
7,198,984	2.130%, 5/1/2039	7,495,503
2,361,128	2.140%, 9/1/2033	2,467,903
3,575,194	2.170%, 10/1/2033	3,749,381
97,917	2.200%, 2/1/2020	100,549
106,871	2.220%, 10/1/2033	113,424
36,590	2.230%, 10/1/2028	38,183
135,397	2.250%, 2/1/2019	139,515
6,449,785	2.280%, 8/1/2034	6,821,260
2,808,820	2.290%, 10/1/2035	2,942,366
12,155,546	2.300%, 7/1/2035 - 5/1/2036	12,878,248
9,678,982	2.310%, 6/1/2034 - 8/1/2034	10,199,491
342,189	2.320%, 5/1/2018	351,677

Principal Amount		Value
	Adjustable Rate Mortgages—continued
	Federal National Mortgage Association ARM—continued
$20,865,903	2.330%, 7/1/2034 - 5/1/2035	$22,126,962
11,186,094	2.340%, 2/1/2033 - 12/1/2040	11,851,594
3,194,569	2.350%, 10/1/2035	3,359,172
3,679,924	2.360%, 1/1/2035	3,948,459
4,499,330	2.370%, 7/1/2035	4,789,591
3,490,067	2.390%, 6/1/2035	3,750,300
76,687	2.410%, 10/1/2016	77,939
5,607,905	2.430%, 10/1/2034	5,917,293
1,050,329	2.470%, 5/1/2038	1,115,592
14,307,402	2.480%, 10/1/2035 - 1/1/2039	15,233,333
6,116,061	2.490%, 10/1/2037	6,536,975
1,116,070	2.520%, 12/1/2034	1,194,356
6,442,208	2.540%, 7/1/2035 - 2/1/2042	6,783,073
7,002,842	2.590%, 5/1/2035 - 1/1/2036	7,460,715
260,245	2.600%, 7/1/2027	276,005
246,640	2.630%, 4/1/2034	263,352
2,389,413	2.650%, 1/1/2035	2,546,832
17,733,899	2.690%, 8/1/2039	18,923,081
397,903	2.700%, 2/1/2036	426,049
5,357,098	2.720%, 7/1/2035	5,669,241
3,114,197	2.740%, 6/1/2034	3,291,401
1,548,801	2.810%, 2/1/2036	1,660,167
4,287,543	2.820%, 12/1/2040	4,468,508
3,243,305	2.860%, 5/1/2035	3,484,824
18,280,584	2.870%, 7/1/2035 - 3/1/2039	19,543,440
3,391,878	2.890%, 10/1/2037	3,647,327
5,523,593	2.980%, 11/1/2040	5,762,535
2,257,495	3.040%, 5/1/2036	2,415,172
29,689,985	3.130%, 8/1/2035	31,646,347
7,154,329	3.560%, 1/1/2040	7,528,975
5,991,753	3.810%, 12/1/2039	6,317,003
3,247,679	3.860%, 7/1/2039	3,429,783
6,673,786	3.900%, 11/1/2039	7,019,596
	TOTAL	288,002,969
	Government National Mortgage Association ARM—0.2%
970,898	1.625%, 1/20/2022 - 10/20/2029	1,000,847
383,617	1.750%, 7/20/2023 - 5/20/2029	396,771
23,220	2.000%, 1/20/2030	24,666
	TOTAL	1,422,284
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $438,312,862)	446,972,438
	Collateralized Mortgage Obligations—40.5%
	Federal Home Loan Mortgage Corporation REMIC—13.5%
4,549,789	REMIC 3012 EF, 0.508%, 8/15/2035	4,549,198
10,582,886	REMIC 4117 FY, 0.508%, 12/15/2039	10,608,430
4,702,334	REMIC 3284 AF, 0.518%, 3/15/2037	4,699,430
1,157,313	REMIC 3001 EA, 0.558%, 3/15/2035	1,160,437
1,313,045	REMIC 3155 PF, 0.558%, 5/15/2036	1,316,473
1,130,135	REMIC 3174 FL, 0.558%, 6/15/2036	1,132,511
5,743,036	REMIC 3380 FP, 0.558%, 11/15/2036	5,752,519

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$1,691,366	REMIC 3179 FP, 0.588%, 7/15/2036	$1,695,314
2,444,245	REMIC 2819 F, 0.608%, 6/15/2034	2,451,155
1,191,151	REMIC 3301 MF, 0.608%, 4/15/2037	1,192,746
890,826	REMIC 3221 FW, 0.628%, 9/15/2036	894,603
1,270,229	REMIC 3213 GF, 0.638%, 9/15/2036	1,276,250
1,525,252	REMIC 3085 UF, 0.658%, 12/15/2035	1,533,065
6,642,150	REMIC 3981 FC, 0.658%, 1/15/2038	6,670,857
13,764,396	REMIC 4048 FA, 0.658%, 5/15/2042	13,838,791
9,510,660	REMIC 4089F F, 0.658%, 8/15/2042	9,537,168
13,294,744	REMIC 3740 FB, 0.708%, 10/15/2040	13,374,437
4,217,877	REMIC 3156 HF, 0.751%, 8/15/2035	4,239,867
1,082,697	REMIC 2475 FD, 0.758%, 6/15/2031	1,092,740
9,309,717	REMIC 3996 YF, 0.758%, 2/15/2042	9,363,805
972,647	REMIC 2380 FL, 0.808%, 11/15/2031	984,112
3,544,725	REMIC 3593 CF, 0.808%, 2/15/2036	3,571,796
10,892,987	REMIC 3609 FA, 0.868%, 12/15/2039	11,003,994
4,763,605	REMIC 3550 GF, 0.958%, 7/15/2039	4,840,626
4,466,237	REMIC MS 1128 F, 1.118%, 7/15/2037	4,550,870
1,135,313	REMIC 2434 FA, 1.208%, 3/15/2032	1,154,364
416,415	REMIC 2448 FA, 1.208%, 1/15/2032	423,042
440,580	REMIC 2452 FC, 1.208%, 1/15/2032	447,591
1,370,486	REMIC 2459 FP, 1.208%, 6/15/2032	1,392,993
356,812	REMIC 2470 EF, 1.208%, 3/15/2032	362,800
1,589,216	REMIC 2475 F, 1.208%, 2/15/2032	1,616,551
1,166,034	REMIC 2480 NF, 1.208%, 1/15/2032	1,184,934
351,339	REMIC 2498 AF, 1.208%, 3/15/2032	357,235
	TOTAL	128,270,704
	Federal National Mortgage Association REMIC—24.7%
2,654,911	REMIC 2007-16 PF, 0.398%, 3/25/2037	2,646,808
12,866,072	REMIC 2006-W1 2AF1, 0.428%, 2/25/2046	12,738,079
15,454,320	REMIC 2006-104 FC, 0.458%, 11/25/2036	15,448,122
8,321,331	REMIC 2006-49 PF, 0.458%, 4/25/2036	8,322,054
3,148,804	REMIC 2007-20 F, 0.468%, 3/25/2037	3,141,220
12,542,277	REMIC 2007-61 AF, 0.488%, 3/25/2037	12,559,290
5,254,808	REMIC 2005-67 FJ, 0.508%, 8/25/2035	5,254,585
976,178	REMIC 2006-11 FB, 0.508%, 3/25/2036	975,936
12,179,172	REMIC 2006-72 TE, 0.508%, 8/25/2036	12,191,736
3,575,167	REMIC 2007-75 EF, 0.508%, 1/25/2036	3,580,953
7,723	REMIC 2004-27 FM, 0.528%, 7/25/2022	7,723
1,431,657	REMIC 2006-20 PF, 0.528%, 11/25/2030	1,429,394
3,058,028	REMIC 2007-67 FB, 0.528%, 7/25/2037	3,059,988
968,221	REMIC 2005-67 FM, 0.558%, 8/25/2035	970,468
5,272,588	REMIC 2006-65 DF, 0.558%, 7/25/2036	5,281,634
885,596	REMIC 2006-81 FA, 0.558%, 9/25/2036	886,489
7,776,966	REMIC 2008-52 FD, 0.558%, 6/25/2036	7,786,473
9,983,525	REMIC 2012-119 FB, 0.558%, 11/25/2042	9,962,774
9,983,690	REMIC 2012-60 EF, 0.558%, 4/25/2042	10,022,285
1,958,906	REMIC 2006-8 NF, 0.578%, 3/25/2036	1,963,569
778,580	REMIC 2007-15 AF, 0.578%, 3/25/2037	780,136
6,094,553	REMIC 2004-28 PF, 0.608%, 3/25/2034	6,123,730

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Federal National Mortgage Association REMIC—continued
$5,715,009	REMIC 2006-103 FB, 0.608%, 10/25/2036	$5,753,676
1,893,446	REMIC 2006-76 QF, 0.608%, 8/25/2036	1,899,602
455,523	REMIC 2001-57 FA, 0.658%, 6/25/2031	456,016
321,784	REMIC 2003-90 FL, 0.658%, 3/25/2031	321,937
14,168,880	REMIC 2007-71 WF, 0.658%, 7/25/2037	14,226,869
1,625,624	REMIC 2007-88 FY, 0.668%, 9/25/2037	1,633,192
12,467,287	REMIC 2007-88 GF, 0.688%, 9/25/2037	12,507,312
690,163	REMIC 2002-52 FG, 0.708%, 9/25/2032	695,921
3,302,819	REMIC 2007-84 FN, 0.708%, 8/25/2037	3,322,970
4,679,869	REMIC 2010-39 EF, 0.728%, 6/25/2037	4,707,569
1,303,206	REMIC 2001-32 FA, 0.758%, 7/25/2031	1,317,146
345,084	REMIC 2002-77 FG, 0.758%, 12/18/2032	348,178
3,431,066	REMIC 2007-88 FW, 0.758%, 9/25/2037	3,430,888
966,361	REMIC 2007-102 FA, 0.778%, 11/25/2037	973,523
437,991	REMIC 2001-71 FS, 0.808%, 11/25/2031	442,439
9,370,562	REMIC 2012-14 BF, 0.808%, 3/25/2042	9,465,916
365,669	REMIC 2001-62 FC, 0.858%, 11/25/2031	369,918
688,037	REMIC 2002-8 FA, 0.958%, 3/18/2032	698,124
8,622,647	REMIC 2009-106 FN, 0.958%, 1/25/2040	8,759,954
7,814,203	REMIC 2009-87 FX, 0.958%, 11/25/2039	7,921,392
3,386,955	REMIC 2009-78 UF, 0.978%, 10/25/2039	3,442,718
10,990,209	REMIC 2009-87 HF, 1.058%, 11/25/2039	11,164,050
1,843,675	REMIC 2002-7 FG, 1.108%, 1/25/2032	1,869,625
2,916,511	REMIC 2002-58 FG, 1.208%, 8/25/2032	2,967,059
473,933	REMIC 2002-60 FH, 1.208%, 8/25/2032	482,147
943,265	REMIC 2002-77 FA, 1.208%, 12/18/2032	959,539
4,745,204	REMIC 2008-69 FB, 1.208%, 6/25/2037	4,851,277
3,326,944	REMIC 2008-75 DF, 1.458%, 9/25/2038	3,407,152
451,755	REMIC 1995-17 B, 1.831%, 2/25/2025	457,263
	TOTAL	233,986,818
	Government National Mortgage Association REMIC—2.3%
9,886,165	REMIC 2012-H24 FC, 0.615%, 10/20/2062	9,904,948
11,764,441	REMIC 2011-H07 FA, 0.715%, 2/20/2061	11,770,206
	TOTAL	21,675,154
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $381,062,225)	383,932,676
	Mortgage-Backed Securities—11.2%
44,003,551	Federal National Mortgage Association, 2.500%, 7/1/2027 - 10/1/2027	46,055,604
15,273,981	Federal National Mortgage Association, 3.000%, 4/1/2027	16,099,133
11,418,129	Federal National Mortgage Association, 3.500%, 2/1/2032	12,252,634
21,737,758	Federal National Mortgage Association, 4.000%, 1/1/2026 - 3/1/2026	23,227,379
1,772,515	Federal National Mortgage Association, 4.500%, 4/1/2024	1,905,608
5,467,405	Federal National Mortgage Association, 5.000%, 1/1/2024 - 11/1/2040	5,951,927
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $103,548,390)	105,492,285

Principal Amount		Value
	Repurchase Agreement—2.7%
$25,513,000	Interest in $3,810,000,000 joint repurchase agreement 0.23%, dated 11/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,073,025 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2042 and the market value of those underlying securities was $3,886,274,486. (AT COST)	$25,513,000
	TOTAL INVESTMENTS—101.6% (IDENTIFIED COST $948,436,477)[1]	961,910,399
	OTHER ASSETS AND LIABILITIES - NET—(1.6)%[2]	(14,786,119)
	TOTAL NET ASSETS-100%	$947,124,280
1	At November 30, 2012, the cost of investments for federal tax purposes was $948,436,477. The net unrealized appreciation of investments for federal tax purposes was $13,473,922. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,333,936 and net unrealized depreciation from investments for those securities having an excess of cost over value of $860,014.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 22, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date January 22, 2013